Supplemental Balance Sheet Information	12 Months Ended
Dec. 31, 2019
Balance Sheet Related Disclosures [Abstract]
Supplemental Balance Sheet Information

16. SUPPLEMENTAL BALANCE SHEET INFORMATION

Allowance for doubtful accounts:

A roll-forward of the Company’s allowance for doubtful accounts for the years ended December 31, 2019 and 2018 is as follows (in thousands):

	Year Ended December 31,
	2019	2018
Balance, beginning of the period	$157	$60
Accruals	800	108
Utilization of provision	(84)	—
Effect of foreign exchange rate	—	(11)

Balance, end of the period	$873	$157